Condensed Consolidated Statements Of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2009 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2010 Pro Forma [Member] Northrop Grumman Shipbuilding [Member]
Other purchased intangibles, accumulated amortization	$ 367	$ 352	$ 352	$ 329	$ 352
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	48,808,341
Common stock, shares outstanding	48,808,341